UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549
                              FORM 13F
                        FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2012
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:    Fairpointe Capital
Address: 1 North Franklin
         Suite 3300
         Chicago, IL 60606
13F File Number:  28-14514
The institutional investment manager filing this report
and the person by whom it is
signed hereby represent that the person signing the
report is authorized to submit it, "that all information
contained herein is true, correct" and complete, and that
it is understood that all required items, statements,
schedules, lists, and tables, are
considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name:     Tony Smith
Title:    Head Trader
Phone:    312-477-3300
Signature, Place, and Date of Signing:
    Name of Filer   Chicago, Illinois 60606   May 14, 2012

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE
 SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        1
Form 13F Information Table Entry Total:   1
"Form 13F Information Table Value Total:   $3,771,814,000
List of Other Included Managers:
No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Akamai Technologies            COM              00971t101   145574  3966604 SH       Sole                  3897936    68668
Avon Products                  COM              054303102      252    13000 SH       Sole                    13000
Belo                           COM              080555105    58124  8106494 SH       Sole                  7952054   154440
BorgWarner                     COM              099724106    83141   985788 SH       Sole                   969050    16738
Boston Scientific              COM              101137107   153195 25617935 SH       Sole                 25181762   436173
Bunge Ltd.                     COM              G16962105    70468  1029632 SH       Sole                  1012319    17313
CA Inc                         COM              12673P105    71486  2593828 SH       Sole                  2548949    44879
CGG-Veritas                    COM              204386106    56206  1888627 SH       Sole                  1859218    29409
Carnival Corp                  COM              143658300      210     6550 SH       Sole                     6550
Cenovus Energy                 COM              15135u109      226     6300 SH       Sole                     6300
Charles River Lab Intl         COM              159864107    95944  2658470 SH       Sole                  2612714    45756
Chicago Bridge & Iron          COM              167250109    88058  2038852 SH       Sole                  2003239    35613
Cincinnati Financial           COM              172062101    86395  2503471 SH       Sole                  2460348    43123
Con-Way                        COM              205944101    78043  2393237 SH       Sole                  2353193    40044
Denbury Resources              COM              247916208    38125  2091311 SH       Sole                  2056166    35145
Diageo                         COM              25243q205      299     3100 SH       Sole                     3100
Discovery Communications       COM              25470f302      304     6495 SH       Sole                     6495
Dolby Labs                     COM              25659T107      274     7200 SH       Sole                     7200
Eaton Vance                    COM              278265103    83199  2911081 SH       Sole                  2861284    49797
FMC Corporation                COM              302491303    79648   752392 SH       Sole                   739779    12613
FMC Technologies               COM              30249u101    99190  1967266 SH       Sole                  1934282    32984
Forest Labs                    COM              345838106   111598  3217018 SH       Sole                  3161305    55713
Gannett Company                COM              364730101   128447  8378815 SH       Sole                  8234802   144013
H&R Block                      COM              093671105   155890  9465076 SH       Sole                  9302335   162741
Harris Corporation             COM              413875105    80991  1796611 SH       Sole                  1765537    31074
Hospira                        COM              441060100   104267  2788637 SH       Sole                  2741422    47215
IBM                            COM              459200101      387     1853 SH       Sole                     1853
Interpublic Group              COM              460690100   117750 10319861 SH       Sole                 10150175   169686
Itron Inc.                     COM              465741106   124484  2741328 SH       Sole                  2694175    47153
JP Morgan Chase                COM              46625h100      294     6399 SH       Sole                     6399
Jabil Circuit                  COM              466313103    79512  3165299 SH       Sole                  3109563    55736
Lexmark                        COM              529771107    99647  2997792 SH       Sole                  2946686    51106
Liberty Interactive            COM              53071m104      382    20000 SH       Sole                    20000
Lincare                        COM              532791100    60691  2345080 SH       Sole                  2307428    37652
ManpowerGroup                  COM              56418h100    78316  1653276 SH       Sole                  1626899    26377
Mattel                         COM              577081102    75862  2253769 SH       Sole                  2214828    38941
McGraw-Hill                    COM              580645109   105238  2171200 SH       Sole                  2133782    37418
Mentor Graphics                COM              587200106    14640   985195 SH       Sole                   965170    20025
Molex                          COM              608554101    66694  2371781 SH       Sole                  2298045    73736
Molex Cl A                     COM              608554200    53730  2291239 SH       Sole                  2291239
Molson Coors Brewing           COM              60871r209    93305  2061988 SH       Sole                  2028012    33976
New York Times                 COM              650111107   112209 16525579 SH       Sole                 16254307   271272
Northern Trust Corp            COM              665859104    93329  1966900 SH       Sole                  1933137    33763
Nuance Communications          COM              67020y100    97445  3809420 SH       Sole                  3746412    63008
Pearson PLC                    COM              705015105      455    24293 SH       Sole                    24293
Pepsico                        COM              713448108      365     5500 SH       Sole                     5500
Scholastic                     COM              807066105    53526  1517191 SH       Sole                  1486144    31047
Sigma-Aldrich                  COM              826552101    90988  1245388 SH       Sole                  1224139    21249
Southwest Airlines             COM              844741108    99331 12054714 SH       Sole                 11861098   193616
Telus Corporation              COM              87971m202      233     4100 SH       Sole                     4100
Unilever PLC                   COM              904767704      377    11400 SH       Sole                    11400
Unisys Corporation             COM              909214306   100707  5106827 SH       Sole                  5021535    85292
VCA Antech                     COM              918194101      439    18900 SH       Sole                    18900
Varian Medical Systems         COM              92220p105    93273  1352566 SH       Sole                  1330064    22502
Werner Enterprises             COM              950755108    88168  3546573 SH       Sole                  3486846    59727
Zebra Technologies             COM              989207105    90204  2190470 SH       Sole                  2153717    36753
iShares Russell Mid Cap        COM              464287499     9819    88681 SH       Sole                    88681
Aston/Fairpointe MidCap Fund                    00078H315      244     7298 SH       Sole                     7298
Oakmark Fund                                    413838103      218     4563 SH       Sole                     4563